DIVIDENDS AND INTEREST ON EQUITY (IOE)	12 Months Ended
Dec. 31, 2018
DIVIDENDS AND INTEREST ON EQUITY (IOE)
DIVIDENDS AND INTEREST ON EQUITY (IOE)

18)  DIVIDENDS AND INTEREST ON EQUITY

a)  Accounting policy

a.1) Interest on equity

Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation, the Company and its subsidiaries provision, in its accounting records, the amount due to match against the financial expenses account in the income statement for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.

a.2) Dividends

Minimum mandatory dividends are stated in the balance sheet as legal obligations (provision in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ Meeting, the dividends in excess of the mandatory minimum are transferred to current liabilities and classified as legal obligations.

a.3) Unclaimed dividends and interest on equity

Interest on equity and dividends not claimed by shareholders expire within three years from the initial payment date. Should dividends and interest on equity expire, these amounts are recorded in retained earnings for later distribution.

b)  Dividends and interest on equity payable

b.1) Breakdown:

	12.31.18	12.31.17
Telefónica Latinoamérica Holding	952,217	505,750
Telefónica	1,146,619	609,003
SP Telecomunicações Participações	722,862	383,933
Telefónica Chile	2,015	1,070
Non-controlling interest	1,349,203	896,360
Total	4,172,916	2,396,116

b.2) Changes:

Balance at 12/31/16	2,195,031
Supplementary dividends for 2016	1,913,987
Interim interest on equity (net of IRRF)	2,054,143
Unclaimed dividends and interest on equity	(101,778)
Payment of dividends and interest on equity	(3,668,551)
IRRF on shareholders exempt/immune from interest on equity	3,284
Balance at 12/31/17	2,396,116
Supplementary dividends for 2017	2,191,864
Interim interest on equity (net of IRRF)	3,867,500
Unclaimed dividends and interest on equity	(152,770)
Payment of dividends and interest on equity	(4,136,878)
IRRF on shareholders exempt/immune from interest on equity	7,084
Balance at 12/31/18	4,172,916

For the cash flow statement, interest on equity and dividends paid to shareholders are recognized in “Financing Activities”.